Chicago New York Washington, DC London San Francisco Los Angeles Singapore vedderprice.com
March 2, 2021 VIA EDGAR TRANSMISSION U.S. Securities and Exchange Commission Division of Investment Management	Jacob C. Tiedt Shareholder +1 312 609 7697 jtiedt@vedderprice.com

100 F. Street, NE

Washington, DC 20549

Attn:	Ms. Lisa Larkin

Re:	Nuveen California Municipal Value Fund (the “Registrant”)
Post-Effective Amendment No. 2 to Form N-14
File No. 333-248308

To the Commission:

The Registrant is electronically transmitting herewith Post-Effective Amendment No. 2 to the registration statement on Form N-14 (File No. 333-248308) filed on October 13, 2020 by Nuveen California Municipal Value Fund, Inc.

If you have any questions regarding Post-Effective Amendment No. 2, please call the undersigned at (312) 609-7697 or Deborah Bielicke Eades at (312) 609-7661.

Sincerely,

/s/Jacob C. Tiedt

Jacob C. Tiedt

Shareholder

cc:	Deborah Bielicke Eades, Shareholder, Vedder Price P.C.

222 North LaSalle Street   |   Chicago, Illinois 60601   |   T +1 312 609 7500   |   F +1 312 609 5005

Vedder Price P.C. is affiliated with Vedder Price LLP, which operates in England and Wales, Vedder Price (CA), LLP, which operates in California, and Vedder Price Pte. Ltd., which operates in Singapore.